Right-of-use assets - Schedule of Future Lease Payments Finance Leases (Detail - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	$ 166,522	$ 216,657
Interest	23,962	26,390
Present Value	142,560	190,267
Less than one year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	56,509	88,846
Interest	5,017	7,203
Present Value	51,492	81,643
One to two years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	32,680	49,186
Interest	4,718	6,478
Present Value	27,962	42,708
Two to three years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	16,395	31,187
Interest	3,454	4,946
Present Value	12,941	26,241
Three to four years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	12,393	17,065
Interest	2,818	3,392
Present Value	9,575	13,673
From One to Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	11,798	10,055
Interest	2,073	2,128
Present Value	9,725	7,927
More than five years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	36,747	20,318
Interest	5,882	2,243
Present Value	$ 30,865	$ 18,075